SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - USD ($)																		1 Months Ended
	Sep. 20, 2022	Sep. 09, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 22, 2022	Jun. 01, 2022	May 10, 2022	Apr. 28, 2022	Mar. 23, 2022	Oct. 28, 2021	May 10, 2021	Sep. 17, 2020	Sep. 17, 2020	Jun. 23, 2020	Jun. 23, 2020	Jan. 28, 2020	Jan. 28, 2020	Aug. 31, 2022	Jul. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Convertible notes payable																				$ 1,921,816		$ 700,816	$ 616,500
Debt conversion debt											$ 110,000
Debt conversion converted instrument shares											157,143
Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt conversion debt										$ 16,714
Debt conversion converted instrument shares										42,857
Convertible Promissory Note One [Member]
Short-Term Debt [Line Items]
Convertible notes payable																$ 457,380	$ 457,380			457,380	$ 457,380	457,380	385,000
Debt instrument interest rate																0.00%	0.00%
Debt instrument maturity date																Oct. 20, 2022	Oct. 20, 2022
Convertible Promissory Note One [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt										$ 16,714
Debt conversion debt										$ 199,650
Debt conversion converted instrument shares										42,857
Convertible Promissory Note Two [Member]
Short-Term Debt [Line Items]
Convertible notes payable														$ 60,500	$ 60,500					60,500	60,500	60,500	50,000
Debt instrument interest rate														0.00%	0.00%
Debt instrument maturity date															Oct. 20, 2022
Convertible Promissory Note Three [Member]
Short-Term Debt [Line Items]
Convertible notes payable												$ 199,650	$ 199,650							182,936	$ 182,936	182,936	181,500
Debt instrument interest rate												0.00%	0.00%
Debt instrument maturity date												Oct. 20, 2022		Oct. 20, 2022
Convertible Promissory Note Three [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt										$ 16,714
Debt conversion debt										$ 199,650
Debt conversion converted instrument shares										42,857
Convertible Promissory Note Four [Member]
Short-Term Debt [Line Items]
Convertible notes payable									$ 220,000											220,000
Debt instrument interest rate									0.00%
Debt instrument maturity date									Mar. 23, 2023				Oct. 20, 2022
Convertible Promissory Note Four [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date									Mar. 23, 2023
Aggregate principal amount of debt									$ 110,000
Convertible Promissory Note Five [Member]
Short-Term Debt [Line Items]
Convertible notes payable								$ 110,000												110,000
Debt instrument interest rate								0.00%
Debt instrument maturity date								Apr. 28, 2023
Convertible Promissory Note Five [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date								Apr. 28, 2023
Aggregate principal amount of debt								$ 110,000
Convertible Promissory Note Six [Member]
Short-Term Debt [Line Items]
Convertible notes payable							$ 110,000													110,000
Debt instrument interest rate							0.00%
Debt instrument maturity date							May 10, 2023
Convertible Promissory Note Seven [Member]
Short-Term Debt [Line Items]
Convertible notes payable						$ 55,000														55,000
Debt instrument interest rate						0.00%
Debt instrument maturity date						Jun. 01, 2023
Convertible Promissory Note Seven [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date						Jun. 01, 2023
Aggregate principal amount of debt						$ 55,000
Convertible Promissory Note Eight [Member]
Short-Term Debt [Line Items]
Convertible notes payable					$ 82,500															82,500
Debt instrument interest rate					0.00%
Debt instrument maturity date					Jun. 22, 2023
Convertible Promissory Note Eight [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date					Jun. 22, 2023
Aggregate principal amount of debt					$ 82,500
Convertible Promissory Note Nine [Member]
Short-Term Debt [Line Items]
Convertible notes payable				$ 341,000															$ 341,000	341,000
Debt instrument interest rate				0.00%															0.00%
Debt instrument maturity date				July 2023
Convertible Promissory Note Nine [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Aggregate principal amount of debt				$ 341,000															$ 341,000
Debt instrument maturity date																			July 2023
Convertible Promissory Note Ten [Member]
Short-Term Debt [Line Items]
Convertible notes payable			$ 110,000															$ 110,000		110,000
Debt instrument interest rate			0.00%															0.00%
Debt instrument maturity date																		Aug. 31, 2023
Convertible Promissory Note Ten [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date			Aug. 31, 2023
Aggregate principal amount of debt			$ 110,000															$ 110,000
Convertible Promissory Note Eleven [Member]
Short-Term Debt [Line Items]
Convertible notes payable		$ 82,500																		82,500
Debt instrument interest rate		0.00%
Debt instrument maturity date		Sep. 09, 2023
Convertible Promissory Note Twelve [Member]
Short-Term Debt [Line Items]
Convertible notes payable	$ 110,000																			$ 110,000
Debt instrument interest rate	0.00%
Debt instrument maturity date	Sep. 20, 2023
Convertible Promissory Note Twelve [Member] | Osher Capital Partners LLC [Member]
Short-Term Debt [Line Items]
Debt instrument maturity date	Sep. 20, 2023
Aggregate principal amount of debt	$ 110,000